Income Taxes (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Valuation allowance, deferred tax asset	$ 8.6
Percentage of valuation allowance against deferred tax assets	100.00%
Operating loss carryforwards	$ 6.5
Percentage of savings required to be paid to the seller	85.00%
Minimum [Member] | State and Local Jurisdiction [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net of loss expiration year	2036
Maximum [Member] | State and Local Jurisdiction [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net of loss expiration year	2041